Stock-Based Compensation - Schedule of Stock-based Compensation Plans (Details) - Employee Stock - USD ($) $ in Millions	2 Months Ended	4 Months Ended
	Dec. 31, 2021	Oct. 19, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5.3	$ 9.3
Tax (expense) benefit for stock-based compensation (2)	$ 0.0	$ 0.0